Schedule of depreciation and amortization (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Depreciation and amortisation expense [abstract]
Depreciation		₨ 20,336	₨ 14,307	₨ 14,752
Amortization		122,920	119,196	230,758
Depreciation on right of use assets		54,271	56,649	62,643
Total	$ 2,370	₨ 197,527	₨ 190,152	₨ 308,153